Exhibit 99.06 Schedule 1

Loan Number	Seller Loan Number	Address	Bal Orig	Purchase Price	Appraisal Value	Was the subject condition rated appropriately?	Were the selected comparables within the subject property range?	Were any of the selected comparables aged sales?	Is the value within xxxxxxet value range?	Was any external obsolescence observed?	Was any deferred maintenance observed and not notated in the appraisal?	Was the subject property sold within the last 12 months?	Was there comps that may have been more representative to the subject property that were not selected?	xxxxxx of Overvaluation	Review Value	% of OA	Notes
4000131593	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	No	No	No	No	Yes	Yes	xxxxxx	0.00%	The OA purpose is listed for refinance. The GLA reported in the OA is xxxxxx sqft, however all online data sources report the subject to be xxxxxx sqft. Reviewer was able to locate more proximate and similar comps, although some are slightly superior in condition, and supporting a lower value. Reviewer concludes at xxxxxx based on the subject's inferior GLA and slightly inferior condition as compared to the selected comps in the xxxxxx report.
4000134957	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	Yes	xxxxxx	0.00%	The OA purposes is reported for purchase with a contract price of xxxxxx. The appraisal located similar comparables to the reviewer but applied fairly significant adjustments to arrive at xxxxxx. While reviewer agrees with some of the comp selection, the appraiser value appears slightly overstated. Compables from the same HOA and in similar condition and appeal to the subject support a lower value. Comp 1 is similar in condition but with a superior quality of construction and appeal, so downward adjustments have been applied. Reviewer concludes xxxxxx with primary reliance on comps 2 and 3.
4000134265	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	Yes	Yes	xxxxxx	0.00%	OA purpose is reported for purchase with a contract price of xxxxxx. The subject is brand new construction and while the appraiser also used proximate and new construction comps, there were 3 model match sales in the competing area with the exact same square footage and appear to have similar floorplans to the subject property that all sold below xxxxxx. The subject is also on a slightly smaller lot size as compared to the supplement comps located by the reviewer that are included in the xxxxxx report. Reviewer value concluded at xxxxxx.
4000142229	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	Yes	Yes	xxxxxx	0.00%	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx and reportedly closed after the effective date of the OA for xxxxxx. While the appraisal comps are similiar, there are other competing sales in the xxxxxxet that indicate a slightly lower value to be more reasonable supported. With consideration of the sale that occurred after the appraisal and adjustments to the supplied comparables, reviewer concludes inline with the sale price of xxxxxx.
4000134926	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	Yes	xxxxxx	0.00%	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised valued of xxxxxx. The PDF is encrypted and unable to be read by xxxxxx so a manual review of the photos was performed and the reviewer agrees with C3 condition. The subject photos in the xxxxxx report are from the MLS listing and also reflect C3 condition. The subject reportedly closed after the effective date of the appraisal for xxxxxx. Considering the comps in the area and that the subject did transact at xxxxxx, reviewer is concluding a conservative value of xxxxxx. The OA concluded at the upper end of the available comp range, however the reviewer feels a more conservative value to be appropriate for the subject property.
4000138370	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	Yes	xxxxxx	0.00%	OA purpose is reported for purchase with a contract price of xxxxxx and subsequently sold for that price after the effective date of the appraisal, per xxxxxx listing history. The appraiser has selected appropriate comparables and the reviewer was able to locate additional sales from the competing xxxxxxet that also support the contract price of xxxxxx. The reviewer has located a couple of sales in the immediate area that sold for less, but are in inferior condition and not as similar as the comps provided by the OA and the supplemental sales in the xxxxxx report.
4000134057	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0.00%	OA purpose is reported for purchase with a contract price of xxxxxx. OA was able to locate 3 supplemental sales from the immediate area also in support of the contract price and OA. Reviewer concludes below the OA, but inline with the contract price of xxxxxx based primarily on comps 1 and 3 from the xxxxxx report.
4000133280	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0.00%	OA purposes is listed for purchase with a contract price of xxxxxx. The property has since closed after the effective date, per xxxxxx.ai data showing it closed on xx/xx/xx with a price of xxxxxx. Subject property is on over 3 acres of land and the appraiser selected comps are appropriate for use. The reviewer was able to locate supplemental sales in the area that are similar and supportive of the contract price and concludes xxxxxx. Please note, lot size information was unavailable in xxxxxx.ai.
4000137479	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0.00%	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx and transacted after the OA effective date for the contract price. The appaiser utilized appropriate comparables and the reviewer was able to locate supplemental sales that futher support the conclusion of xxxxxx. No over valuation xxxxxx detected.
4000139901	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0.00%	OA purpose is reported for purchase with a contract price of xxxxxx and appraised value of xxxxxx. The subject reportedly closed at xxxxxx after the effective date of the appraisal. The OA utilized appropriate comparables and the reviewer was able to locate supplemental sales from the competing xxxxxxet that also support the OA value of xxxxxx.
4000136003	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0.00%	The OA purpose is reported as purchase with a contract price of $xxxxxx and the OA concluded at xxxxxx. The subject is new construction and xxxxxx is experiencing issues producing the supporting PDF, however the reviewer was able to locate many model match sales from the immediate neighborhood that support the OA value of xxxxxx. No additional information was available to disagree or highlight xxxxxx of overvaluation and the reviewer concludes inline with the OA at xxxxxx.
4000134658	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0.00%	The OA purpose is reported for purchase with a contract price of xxxxxx. The OA selected the most appropriate sales comps from the immediate area that are also newer construction, similar to the subject property. While xxxxxx classified the subject to be in C1 condition, reviewer agrees with the OA that it is C2 based on being 2 years old and inhabited. Overall the appraiser's comps are the best available and there is no additional proximate/recent data to support a different value. Reviewer concludes at xxxxxx.
4000137395	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0.00%	OA purpose is reported for purchase with a contract price of xxxxxx. Per xxxxxx listing history the subject closed after the effective date of the OA for xxxxxx. The comps supplied by the appraiser were considered to be acceptable and representative of the subject property in terms of characteristics and value. Reviewer was able to locate additional sales in the competing xxxxxxet that also support the final value of xxxxxx with no over valuation xxxxxx detected.
4000135649	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0.00%	OA purposes is reported as purchase with a contract price of xxxxxx. There were no sales found in the subject's same complex within the past 12 months. Reviewer expanded xxxxxx to 2 years and was able to locate a sale that supported the OA value and is also similar to the subject property. Additional sales from nearby complexes were also located that support the OA conclusion of xxxxxx.
4000135582	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0.00%	OA purpose is reported for purchase with a contract price of xxxxxx. The subject sold for the contract price after the effective date of the OA per xxxxxx data. Reviewer was able to locate supplemental sales from the immediate area that also support the contract price of xxxxxx. Primary reliance is placed on comp 3 from the xxxxxx pdf, with minor upward adjustments for Lot Size. Overall the contract price of xxxxxx is supported.
4000139944	xxxxxx	xxxxxx		xxxxxx	xxxxxx	No	Yes	No	Yes	No	No	No	Yes	No	xxxxxx	0.00%	OA purpose is reported for purchase with a contract price and appraised value of xxxxxx. For some reason xxxxxx is unable to locate any data on the comparables from the appraisal and the reviewer notes that they all sold for more than the appraised value, however the appraiser did apply appropriate adjustments to account for the subject's inferior condition, which is noted to be C4 compared to the appraiser's classification of C3. Reviewer has been able to locate supplemental sales in the competing xxxxxxet that strongly support the OA value of xxxxxx with adjustments for superior condition of some of the comparables chosen in the xxxxxx report.
4000140405	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0.00%	OA purposes is reported for purchase with a contract price and appaised value of xxxxxx. The appraisal photos were not ingested by xxxxxx, however a manual review was performed and confirm the subject to be similar to both the comps from the OA and the supplemental comps included in the xxxxxx PDF. The OA comps are similar in features and supportive of the value conclusion, and the reviewer was able to locate supplemental sales that also support the same conclusion. No over valuation xxxxxx detected.
4000133748	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0.00%	OA purpose is reported for purchase with a contract price of xxxxxx and an appraised value of xxxxxx. The OA comparables are recent and proximate to the subject property and the reviewer was able to locate 2 supplemental sales not used by the appraiser that also support the final value of xxxxxx. Typical distance parameters were exceeded by the reviewer due to the subject being multifamily and the data available in xxxxxx. No significant over valuation xxxxxx has been detected.
4000134054	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0.00%	OA purpose is reported for purchase with a contract price of xxxxxx. OA has selected appropriate comparables and applied reasonable adjustments for differences. The reviewer was able to locate additional sales from the immediate area also in support of the OA value and finds no additional data to indicate overvaluation xxxxxx.
4000131093	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0.00%	OA purpose is reported for purchase with a contract price of xxxxxx. The OA selected appropriate comparables and the reviewer was also able to locate one additional proximate sale that also supports the final value. Reviewer did locate some sales in the immediate area that sold for less than the current contract price, but were found to be inferior and not relevant comparables to the subject property. Reviewer agrees with the value of xxxxxx.
4000135258	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	Yes	Yes	No	No	No	No	No	xxxxxx	0.00%	OA purpose is reported for purchase with a contract price of xxxxxx. The subject property is in a highly desireable location which drives most of the value in the area. There is a wide range of sales prices in the immediate area, with most homes larger than the subject by a couple hundred square feet. The appraiser chose relevant comparables and adjusted properly for differences. The reviewer does note that the condition of some of the comps were reported as equal to the subject with no adjustment for differences, but found some of the comps to be in slightly superior condition using xxxxxx data. Even if the appraiser had applied a condition adjustment consistent with some of the other comps in the report, the value would remain the same. Reviewer agrees with the OA value of xxxxxx
4000129279	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	Yes	Yes	No	No	No	No	No	xxxxxx	-0.34%	OA purposes is reported for refinance. There is exteremely limited multifamily data available in this area and the appraiser used a mix of comps significantly far from the subject (20+ miles) to locate recent sales, and then two very dated sales in close proximity to the subject. After review of the OA and the data available, reviewer agrees with the OA value of xxxxxx.
4000132466	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	Yes	Yes	No	No	No	No	No	xxxxxx	-0.74%	Appraisal purpose is listed for "refinance". The subject is in deteriorating condition based on the appraisal photos and is classified as C4, however the exterior requires more updating than the appraiser mentioned, butxxxxxxely won't increase the value as a result. From the interior, the subject is in C4 condition and the comparables located in xxxxxx.ai support the neighborhood range for competing properties in similar condition. Reviewer concludes xxxxxx inline with the appraised value.
4000132689	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	-1.83%	The purpose of the OA is listed as refinance. The appraiser exceeded typical distance parameters due to the subject's year built and effective age of 2 years. The appraiser's comps were also noted to be in C1 condition compared to the subject's classified C2 condition, however this is only because the comps were 1 year old vs 2 years old. The reviewer finds no issues with the comps provided in the OA and was also able to locate 3 additional comparables much closer in proximity that support the OA and concludes xxxxxx.
4000133634	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	-4.35%	The OA value appears to be accurate for the subject property. There are homes selling for less in the immediate area, however they have significantly less land as compared to the subject. Based on the supplemental comps the reviewer was able to locate, and the OA comps being considered to support the subject's condition and physical features, the reviewer agrees with the OA value of xxxxxx.
4000133809	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	Yes	No	No	Yes	No	No	xxxxxx	-4.66%	Rebuttal Response results in agreence with OA: The original review concluded a value of xxxxxx for the subject based on more proximate sales than were utlized within the appraisal. The Appraiser reviewed our initial report and included an updated addendum within the appraisal to explain and justify why those specific comparables were not utilized to further supprot the original comp selection and value. The strongest weight is being placed on the fact that the subject did sell for xxxxxx in xxxxxx and the xxxxxxet conditions have been reported to be similar now as they were then, with no significant indication of decline. After revisiting the Appraiser's original comparables and reviewing the response to specifically address the reviewers original comps, the reviewer has revised the value to conclude inline with the appraiser at xxxxxx.
4000137726	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	-5.80%	OA purpose is reported for refinance with an appraised value of xxxxxx. The appraiser's comps are classified as the most similar available and properly support the conclusion of xxxxxx. Reviewer has reviewed supplemental data in xxxxxx and is not able to locate any additional sales that would be considered more or less comparable than those utilized in the OA and agrees with the value of xxxxxx.
4000138782	xxxxxx	xxxxxx			xxxxxx	No	Yes	No	Yes	No	No	No	No	No	xxxxxx	-7.26%	OA purpose is reported for refinance. The OA classified the subject to be in C3 condition, however from the xxxxxx scoring and photo review, the subject appears to be closer to C4. The appraiser selected appropriate comparables from the competing xxxxxxet area that are similar to the subject, although noted to be slightly superior in condition, however reasonable adjustments have been applied and the reviewer agrees with the OA conclusion of xxxxxx. Supplemental sales from the competing xxxxxxet have been included as additional support and there doesn't appear to be significant xxxxxx of over valuation.
4000139112	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	-7.89%	OA purpose is reported for refinance with an appraised value of xxxxxx. The subject reportedly sold in xxxxxx for xxxxxx. The OA comps were xxxxxxed as the most similar available and the reviewer was able to locate additional sales in the competing xxxxxxet that heavily support the conclusion of xxxxxx. No over valuation xxxxxx detected.